Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,299,347	¥ 1,424,667
Reclassification from non-current liabilities (Current portion)	1,706,277	1,823,790
Total	3,005,624	3,248,457
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	839,292	976,606
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	424,788	355,667
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities		32,647
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 35,267	¥ 59,747